Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Building	30 years
Office Equipment	5 years
Electronic equipment	3 to 5 years
Vehicles	4 years
Machinery Equipment	10 years
Building Improvement	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended December 31, 2025, 2024 and 2023 are as follows:
	Years ended December 31,
	2025	2024	2023
Revenue from sales of injection molding machine-dedicated manipulator arms and installation and warranty services	$9,066,136	$10,328,959	$9,815,219
Revenue from sales of accessories of manipulator arms	2,268,297	1,437,989	998,034
Revenue from sales of raw materials	4,596,217	3,917,718	1,662,923
Revenue from sales of scraps of manipulator arms	39,849	16,875	—
Revenue from installation services	47,753	95,442	134,697
Revenue from new energy sector-focused products	2,388,597	—	—
Total revenue	$18,406,849	$15,796,983	$12,610,873